Operating Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Geographic Non-current Assets Information

	As of December 31,
	2021	2022
	NT$	NT$
	(In Thousands)	(In Thousands)
Taiwan	$81,505,018	$130,812,383
Singapore	10,610,974	29,080,766
China (includes Hong Kong)	48,667,135	37,213,538
Japan	10,010,255	10,736,562
USA	24,116	2,818
Europe	18,210	17,256
Others	2,489	564

Total	$150,838,197	$207,863,887

Individual Customers Accounting for at least 10% of Operating Revenues
Individual customers accounting for at least 10% of operating revenues for the years ended December 31, 2020, 2021 and 2022 were as follows:

	For the years ended December 31,
	2020	2021	2022
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Customer A	$20,380,814	$21,935,208	$24,061,849